Commitments - Disclosure of detailed information about acquisition of royalties and streams (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)
Aquila Resources Inc [Member] | Back Forty Project [Member] | First Installments [Member]
Disclosure Of Commitments [Line Items]
Installments		$ 10
Triggering Events	Positive construction decision.	Positive construction decision.
Aquila Resources Inc [Member] | Back Forty Project [Member] | Second Installments [Member]
Disclosure Of Commitments [Line Items]
Installments		$ 30
Triggering Events	First drawdown on debt finance facility.	First drawdown on debt finance facility.
Falco [Member] | Home 5 [Member] | First Installments [Member]
Disclosure Of Commitments [Line Items]
Installments	$ 20
Triggering Events	Receipt of all necessary material third-party approvals, licenses, rights of way and surface rights on the property.	Receipt of all necessary material third-party approvals, licenses, rights of way and surface rights on the property.
Falco [Member] | Home 5 [Member] | Second Installments [Member]
Disclosure Of Commitments [Line Items]
Installments	$ 35
Triggering Events	Receipt of all material construction permits, positive construction decision, and raising a minimum of $100.0 million in non-debt financing.	Receipt of all material construction permits, positive construction decision, and raising a minimum of $100.0 million in non-debt financing.
Falco [Member] | Home 5 [Member] | Third Installments [Member]
Disclosure Of Commitments [Line Items]
Installments	$ 60
Triggering Events	Upon total projected capital expenditure having been demonstrated to be financed.	Upon total projected capital expenditure having been demonstrated to be financed.
Falco [Member] | Home 5 [Member] | Four Installments [Member]
Disclosure Of Commitments [Line Items]
Installments	$ 40
Triggering Events	Payable with fourth installment, at sole election of Osisko, to increase the silver stream to 100% of payable silver (from 90%).	Payable with fourth installment, at sole election of Osisko, to increase the silver stream to 100% of payable silver (from 90%).